FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET - Schedule of Fixed Assets and Internally Developed Software, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed assets, net:
Less: Accumulated depreciation and amortization	$ (124,551)	$ (111,780)	$ (97,332)
Total fixed assets, net	47,861	44,478	34,109
Internally developed software, net:
Capitalized internal-use software	109,942	98,435	85,445
Less: Accumulated depreciation and amortization	(73,955)	(66,173)	(58,030)
Total internally developed software, net	35,987	32,262	27,415
Land
Fixed assets, net:
Total fixed assets, gross	2,209	2,209	2,695
Building and improvements
Fixed assets, net:
Total fixed assets, gross	9,373	12,036	13,531
Furniture and equipment
Fixed assets, net:
Total fixed assets, gross	125,521	112,137	95,614
Leasehold improvements
Fixed assets, net:
Total fixed assets, gross	27,821	22,591	14,389
Purchased software
Fixed assets, net:
Total fixed assets, gross	$ 7,488	$ 7,285	$ 5,212